UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):[ ]is a restatement.
				 [ ]adds new holding entries.


Institutional Investment Manager Filing this Report:

Name: Gareth Morgan Investments Limited Partnership
Address: Level 10, 109 Featherston Street, Wellington 6011, New Zealand

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan Clark
Title: Senior Business Analyst
Phone: + 64 9 4427645

Signature, Place, and Date of Signing:

/s/ Stephan Clark	Auckland, New Zealand	December 11, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:28

Form 13F Information Table Value Total:$279,390(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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				FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (x$1000)PRN AMT PRN CALL DSCRETN MANAGERS SOLE     SHARED  NONE
---------------------------  --------------- --------  ------- ------- --- ---- ------- -------- -------- ----- -----
ISHARES INC                  MSCI PAC J IDX  464286665    6424   136729 SH        SOLE               136729
ISHARES INC                  MSCI CDA INDEX  464286509    2760    89037 SH        SOLE                89037
ISHARES INC                  MSCI JAPAN      464286848    5289   484767 SH        SOLE               484767
ISHARES INC                  MSCI UTD KINGD  464286699    4090   235491 SH        SOLE               235491
VANGUARD INDEX FDS           TOTAL STK MKT   922908769   22947   353418 SH        SOLE               353418
VANGUARD INTL EQUITY F       MSCI EMR MKT ETF922042858   34060   707426 SH        SOLE               707426
JOHNSON & JOHNSON            COM             478160104    3668    59297 SH        SOLE                59297
VODAFONE GROUP PLC NEW       SPONS ADR NEW   92857W209    3073   116234 SH        SOLE               116234
APPLE INC                    COM             037833100   21184    65676 SH        SOLE                65676
BLACKROCK INC                COM             09247X101    9133    47922 SH        SOLE                47922
CISCO SYS INC                COM             17275R102    7721   381681 SH        SOLE               381681
DISNEY WALT CO               COM DISNEY      254687106    7935   211543 SH        SOLE               211543
GOOGLE INC                   CL A            38259P508   18816    31678 SH        SOLE                31678
HOME DEPOT INC               COM             437076102    4242   120986 SH        SOLE               120986
JPMORGAN CHASE & CO          COM             46625H100    4519   106538 SH        SOLE               106538
COCA COLA CO                 COM             191216100   11073   168363 SH        SOLE               168363
MASTERCARD INC               CL A            57636Q104    4637    20691 SH        SOLE                20691
MCDONALDS CORP               COM             580135101   13031   169769 SH        SOLE               169769
MICROSOFT CORP               COM             594918104    8417   301560 SH        SOLE               301560
NOVARTIS A G                 SPONSORED ADR   66987V109   13903   235839 SH        SOLE               235839
PEPSICO INC                  COM             713448108    9562   146370 SH        SOLE               146370
PROCTER & GAMBLE CO          COM             742718109   10270   159641 SH        SOLE               159641
PACKAGING CORP AMER          COM             695156109    5331   206309 SH        SOLE               206309
ROYAL DUTCH SHELL PLC        SPONS ADR A     780259206    8264   123746 SH        SOLE               123746
VISA INC                     COM CL A        92826C839    4522    64254 SH        SOLE                64254
VALE S A                     ADR             91912E105    9994   289102 SH        SOLE               289102
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506   13329   195299 SH        SOLE               195299
YUM BRANDS INC               COM             988498101   11196   228259 SH        SOLE               228259

